Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring accrual	$ 4,639	$ 4,639	$ 1,714
Future pre-tax costs expected to be incurred	$ 3,000	$ 3,000
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net	Restructuring, acquisition, integration and other, net
Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring accrual	$ 4,600	$ 4,600
2022 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected	8,000	8,000
Restructuring costs incurred	5,000	4,612
Restructuring accrual	4,639	4,639
2022 Restructuring Plan | Inventory Write-downs
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 400
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
2022 Restructuring Plan | Personnel related
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 4,100	4,121
Restructuring accrual	$ 4,145	$ 4,145
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
2022 Restructuring Plan | Consulting and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 500
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net